Organization	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
Organization
Government Properties Income Trust, or the Company, we or us, is a real estate investment trust, or REIT, formed in 2009 under Maryland law.
As of December 31, 2017, we wholly owned 108 properties (167 buildings), or our consolidated properties, located in 30 states and the District of Columbia containing approximately 17.5 million rentable square feet and had a noncontrolling ownership interest in two unconsolidated joint ventures that own properties (three buildings) totaling an additional 0.4 million rentable square feet. As of December 31, 2017, we also owned 24,918,421 common shares of beneficial interest, par value $0.01 per share, or approximately 27.8%, of the then outstanding common shares of Select Income REIT, or SIR, and such SIR common shares we owned as of December 31, 2017, the SIR investment. On October 9, 2018, we sold the SIR investment and reclassified it as discontinued operations in our consolidated financial statements. See Notes 12, 13 and 16 for further information regarding the SIR investment.